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                                         MetLife Investors USA Insurance Company
                                         5 Park Plaza, Suite 1900
                                         Irvine, California 92614

November 12, 2008

VIA EDGAR
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

RE: MetLife Investors USA Insurance Company
    MetLife Investors USA Separate Account A
    File Nos. 333-148870; 811-03365 (Pioneer PRISM XC)
    Rule 497(j) Certification

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Statement of Additional Information and Supplement to the Prospectus for Pioneer PRISM XC, each dated November 10, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, Statement of Additional Information and Supplement contained in the Pre-Effective Amendment No. 2 for the Account filed electronically with the Commission of October 28, 2008.

If you have any questions or comments, please call the undersigned at (617) 578-4796.

Sincerely,


/s/ Paula Minella
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Paula Minella
Counsel
Metropolitan Life Insurance Company